Note 22 - Provisions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of provisions [text block]
22	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and represents the site and environmental restoration costs, estimated to be paid throughout the period up until closure due to areas of environmental disturbance present at the reporting date as a result of mining activities. In the case of Blanket Mine the costs of site restoration are discounted based on the estimated life of mine.
The Eersteling mine is under care and maintenance and the provision is not
discounted.
Site restoration costs at Blanket mine are capitalised to mineral properties depreciated at initial recognition and amortised systematically over the estimated life of the mine for costs relating to the decommissioning of property, plant and equipment.

Reconciliation of site restoration provision	2017	2016
Balance at January 1	3,456	2,762
Foreign exchange movement	62	80
Unwinding of discount	25	25
Rehabilitation performed	(22)	-
Change in estimate during the year
- adjusted through profit or loss	58	32
- adjustment capitalised in Property, plant and equipment	218	557
Balance at December 31	3,797	3,456

The discount rates currently applied in the calculation of the net present value of the Blanket mine provision is
0.64%
(
2016:
0.86%
), based on a risk free rate and cash flows estimated at
0%
inflation (
2016:
0%
). The gross rehabilitation costs before discounting amounted to
$3,354
(
2016:
$3,159;
2015:
$3,006
) for Blanket mine and
$669
(
2016:
$571
) for Eersteling mine.